TRAVELERS VINTAGE XTRA ANNUITY
                                              SUPPLEMENT DATED AUGUST 5, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002



The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Vintage XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Withdrawal Charge tables included in the Transaction Expenses section and the Charges and Deductions section are deleted and replaced with the following:

            YEARS SINCE PURCHASE PAYMENT MADE
            -------------------------------------
               GREATER THAN OR
                  EQUAL TO          BUT LESS THAN    WITHDRAWAL CHARGE
                   0 years             4 years              8%
                   4 years             5 years              7%
                   5 years             6 years              6%
                   6 years             7 years              5%
                   7 years             8 years              3%
                   8 years             9 years              1%
                  9+ years                                  0%

The Variable Liquidity Benefit Charge table included in the Charges and Deductions section is deleted and replaced with the following table:

             YEARS SINCE PURCHASE PAYMENT MADE
            -------------------------------------
               GREATER THAN OR
                  EQUAL TO          BUT LESS THAN    WITHDRAWAL CHARGE
                   0 years             4 years              8%
                   4 years             5 years              7%
                   5 years             6 years              6%
                   6 years             7 years              5%
                   7 years             8 years              3%
                   8 years             9 years              1%
                  9+ years                                  0%




August 5, 2003                                                           L-23022

                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                              SUPPLEMENT DATED AUGUST 5, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002
\
The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Portfolio Architect XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Withdrawal Charge tables included in the Transaction Expenses section and the Charges and Deductions section are deleted and replaced with the following:

             YEARS SINCE PURCHASE PAYMENT MADE
            -------------------------------------
               GREATER THAN OR
                  EQUAL TO          BUT LESS THAN    WITHDRAWAL CHARGE
                   0 years             4 years              8%
                   4 years             5 years              7%
                   5 years             6 years              6%
                   6 years             7 years              5%
                   7 years             8 years              3%
                   8 years             9 years              1%
                  9+ years                                  0%

The Variable Liquidity Benefit Charge table included in the Charges and Deductions section is deleted and replaced with the following table:

             YEARS SINCE PURCHASE PAYMENT MADE
            -------------------------------------
               GREATER THAN OR
                  EQUAL TO          BUT LESS THAN    WITHDRAWAL CHARGE
                   0 years             4 years              8%
                   4 years             5 years              7%
                   5 years             6 years              6%
                   6 years             7 years              5%
                   7 years             8 years              3%
                   8 years             9 years              1%
                  9+ years                                  0%




August 5, 2003                                                           L-23023